Trade and other receivables (Schedule of detailed information about trade and other receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Trade receivables	$ 169,806	$ 84,096
Statutory receivables	27,215	25,544
Other receivables	6,408	3,542
Total current trade and other receivables	203,429	113,182
Non-current
Taxes receivable	12,157	13,329
Trade and other receivables	$ 215,586	$ 126,511